The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

March 5, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Ashmore Funds (the “Trust”) certifies that:

a. the form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 19 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 19 to the Trust’s registration statement was filed with the Securities and Exchange Commission via EDGAR on February 27, 2014 (Accession No. 0001193125-14-072743) with an effective date of February 28, 2014.

Please direct any questions to the undersigned at (312) 557-3948.

Sincerely,

Ashmore Funds

/s/ Owen T. Meacham
Owen T. Meacham
Assistant Secretary of the Trust